Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,976	$ 1,979
Acquisitions	5	12
Foreign exchange and other	114	(15)
Goodwill, Ending balance	2,095	1,976
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	458	459
Acquisitions	4	0
Foreign exchange and other	21	(1)
Goodwill, Ending balance	483	458
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,238	1,260
Acquisitions	0	(9)
Foreign exchange and other	77	(13)
Goodwill, Ending balance	1,315	1,238
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	169	147
Acquisitions	1	21
Foreign exchange and other	6	1
Goodwill, Ending balance	176	169
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	111	113
Acquisitions	0	0
Foreign exchange and other	10	(2)
Goodwill, Ending balance	$ 121	$ 111